Restructuring Charges (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Restructuring Charges (Textual) [Abstract]
Severance charge	$ 6,800	$ 1,342	$ 6,803